UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21329

AGILE FUNDS, INC.

(Exact name of registrant as specified in charter)

4141 Arapahoe Avenue, Suite 207, Boulder, Colorado 80303

(Address of principal executive offices) (Zip code)

Neal R. Greenberg
Tactical Allocation Services LLC
4141 Arapahoe Avenue, Suite 207
Boulder, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 440-6500

Date of fiscal year end:  October 31

Date of reporting period: July 31

Item 1 – Schedule of Investments.

Agile Funds, Inc.

Statement of Investments

7/31/2004 (Unaudited)

Description

	Shares	Market Value
Common Stocks - 60.83%^
*Abiomed Inc	9,700	$104,760
*Adaptec Inc	14,300	107,107
*Adminstaff Inc	6,700	89,110
*Aetrium Inc	15,900	97,149
*Airspan Networks Inc	21,700	94,829
*Alamosa Holdings Inc	11,000	84,480
*Alderwoods Group Inc	6,700	59,530
Allegheny Technologies Inc	4,600	92,230
*Allied Healthcare Intl Inc	14,400	72,000
Allstate Corp	2,200	103,576
*American Eagle Outfitters	3,900	127,803
*American Greetings Corp	3,400	79,288
*American Science & Engineer	3,900	94,575
*Anadigics Inc	20,600	97,644
Anchor Bancorp Wisconsin Inc	3,000	76,320
*Answerthink Inc	22,200	103,008
*Apogent Technologies	2,700	87,750
Aptargroup Inc	2,100	88,851
*Arch Capital Group Ltd.	2,700	103,950
*Argonaut Group Inc	4,800	90,048
*Ariad Pharmaceuticals Inc	17,100	94,392
*Armor Holdings Inc	2,300	83,950
*Arotech Corp.	68,200	90,706
*Array Biopharma Inc	13,700	91,653
ASE Test Limited	15,100	99,811
Associated Estates Realty Corp	8,500	73,780
Asta Funding Inc	6,900	104,190
Atmos Energy Corp	3,100	78,027
*Aviall Inc	4,500	90,225
*Axcelis Technologies Inc	10,200	95,166
BankAtlantic Bancorp Inc	4,800	87,552
*Bankunited Financial Corp	3,200	85,888
Bassett Furniture	3,800	72,580
*Be Aerospace Inc	8,600	85,914
BEI Technologies Inc	4,100	98,441
Berkley W R Corp	2,100	85,974
Berry Petroleum Co Cl A	2,600	78,676
*Biocryst Pharmaceuticals	13,300	76,741
*Bioenvision Inc	10,200	78,132
*Bluegreen Corp	7,700	90,167
*Boca Resorts Inc Cl A	4,900	95,550
Bonso Electronics Intl Inc	13,100	87,508
Brookfield Properties Corp	2,800	85,820

*Caesars Entertainment Inc	7,200	106,056
Capital Trust - CL A	2,900	70,963
*Cardiac Science	32,200	64,400
*Carrizo Oil & Gas Inc	11,000	108,790
Cascade Corp	3,100	90,737
Cash Amer Intl Inc	4,000	89,800
*Catalyst Semiconductor Inc	15,500	90,520
Cato Corp	5,100	106,437
*CEC Entertainment Inc	2,500	90,875
Centerpoint Energy Inc	8,100	94,041
*Ceres Group Inc	12,800	71,424
*Ceridian Corp	4,800	86,400
*Charles River Laboratories	2,000	90,140
*Charlotte Russe Holding Inc	3,800	78,052
*Charming Shopes Inc	12,600	92,484
Chartermac	5,500	106,975
*Ciber Inc	15,600	117,000
Circuit City Stores Inc	6,600	93,060
*Cirrus Logic Inc	15,700	95,456
*Citrix Systems Inc	5,000	88,100
*Clark Inc	5,700	86,412
*Clarus Corp	7,500	75,525
Coca Cola Enterprises Inc	3,200	65,280
Colonial Bancgroup Inc	5,700	109,953
*Comfort Systems USA Inc	14,900	89,251
Community Bank System Inc	4,000	90,040
*Community Health Systems Inc	4,000	98,440
*Constellation Brands Inc	2,000	75,760
*Convansys Corp	7,500	69,300
*Core Laboratories N.V.	3,800	83,600
Corn Products Intl Inc	2,500	107,800
*Cosi Inc	11,000	63,690
*Credence Sys Corp	8,800	78,848
*Crown Castle Intl Corp	5,800	81,896
*Curagen Corp	20,000	106,400
*Cyberoptics Corp	4,300	80,238
D&K Healthcare Res Inc	8,900	89,000
Dana Corp	4,400	84,876
*Digi International Inc	7,800	88,530
Dillard’s Inc Cl A	3,700	84,323
*DOV Pharmaceutical Inc	6,700	87,100
*Dress Barn Inc	6,400	107,200
*DRS Technologies Inc	2,700	96,444
*Dura Automotive Systems	8,200	75,030
*Dynegy Inc Cl A	21,400	89,880
*Earthlink Inc	11,100	109,557
*ECI Telecom LTD	14,500	90,176
*Education Lending Group Inc	4,400	73,040
ElkCorp	4,000	87,320
*Encore Capital Group Inc	5,600	85,792
Engelhard Corp	2,900	85,260
Ennis Inc	4,400	80,080

*Esterline Technologies Corp	2,900	91,031
*Euro Tech Holdings Co Ltd	11,400	45,828
Everest RE Group	1,200	88,176
*Exponent Inc	2,900	72,819
*Finlay Enterprises Inc	2,400	50,400
First American Finl Corp	3,600	96,696
First Financial Holdings Inc	2,800	81,620
First Merchants Corp.	3,400	84,524
First National Bankshares	5,000	88,950
*Foamex International Inc	8,100	34,182
*FPIC Insurance Group Inc	3,600	85,320
*Gene Logic Inc	12,200	47,458
*Gentiva Health Services	5,700	86,697
*Giant Industries Inc	3,600	87,120
Gibraltar Steel Corp	2,500	80,625
Gold Banc Corporation Inc	5,600	87,080
Goodys Family Clothing Inc	10,400	90,688
*Graphic Packaging Corp	11,600	79,924
Great Plains Energy Inc	3,000	86,070
Greenbrier Companies Inc	4,000	91,800
*Griffon Corp	4,200	88,074
*GSI Lumonics Inc	6,700	89,512
*Guilford Pharmaceuticals Inc	21,400	88,810
*Haemonetics Corp	3,200	96,000
*Hartmarx Corp	11,200	84,448
Hawaiin Electric Industries	3,400	86,802
HCC Insurance Holdings	3,400	103,020
Healthcare Services Group	5,500	92,565
Hibernia Corp	3,600	91,080
*Hollis-Eden Pharmaceuticals	9,300	89,094
Hooker Furniture Corp	3,800	101,878
Horace Mann Educators Corp	5,300	88,828
*Host Marriott Corp	6,700	86,765
*Hub Group Inc	2,700	88,128
Hughes Supply Inc	1,500	91,380
*Humana Inc	4,900	88,739
Huntington Bancshares Inc	4,000	97,840
*ID Systems Inc.	7,600	99,180
*IMCO Recycling Inc	6,000	74,400
*ImmunoGen Inc	19,500	104,715
Infinity Propert & Casualty	3,000	86,340
*Ingram Micro Inc	6,100	86,925
*J. Jill Group Inc	5,200	96,564
*Jabil Circuit Inc	4,100	89,175
*Jack in the Box Inc	2,800	89,320
*K2 Inc	7,300	104,025
*Keane Inc	5,900	87,143
*Kosan Biosciences Inc	14,900	94,913
*La Jolla Pharmaceutical Co	45,200	96,728
*Labor Ready Inc	6,200	86,924
*Lam Research Corp	3,800	90,630
Landamerica Finl Group Inc.	2,300	90,850

Landrys Restaurants	2,900	87,667
Leggett & Platt Inc	4,100	110,905
*Lexicon Genetics Inc	15,300	92,718
*LifeCell Corp	10,000	88,300
Limited Inc	5,500	112,420
Lincoln Electric Holdings	2,600	88,426
Lithia Motors Inc	4,600	107,456
*Lodgian Inc	8,700	85,260
Louisiana Pacific Corp	3,700	87,616
*Lucent Technologies Inc	28,300	86,315
*Magnum Hunter	9,800	105,056
Mainsource Financial Group	1,200	22,560
*MapInfo Corp	7,200	74,448
Marriott Intl Inc	1,800	87,840
*Marten Transport Ltd	4,300	84,495
Masco Corp	2,500	75,600
*Media Services Group Inc	10,200	84,660
*Mens Wearhouse Inc.	3,500	92,715
*Micrel Inc	8,900	91,403
*Microtune Inc	25,600	113,920
*Molecular Devices Corp	4,400	89,804
Motorola Inc	5,700	90,801
*MRO Software Inc	9,300	98,673
*M-Systems Flash Disk Pioneer	6,500	90,343
*MTR Gaming Group Inc	7,900	76,709
*Myriad Genetics Inc	7,700	105,490
National Fuel Gas Co	3,100	79,174
*National Processing Inc	3,400	89,352
*NCO Group Inc	3,700	92,389
*Neoware Systems Inc.	13,500	90,855
*Neurochem	5,100	88,638
*Neurogen Corp	6,700	43,751
*Newpark Resources Inc	13,700	83,570
Odyssey Re Hldgs Corp	4,500	105,075
*Offshore Logistics Inc	3,000	86,850
*Ohio Casualty Corp	5,700	106,590
*Oil States International Inc	5,100	83,946
*Olympic Steel Inc	4,000	93,960
OMI Corp	6,100	88,755
*OmniVision Technologies	9,000	106,020
*ON Semiconductor Corp	21,500	86,000
Option Care Inc	5,100	86,955
*Orthovita Inc.	22,600	102,830
*Oscient Pharmaceuticals Corp	24,100	106,522
Otter Tail Corp	4,200	104,328
*Pacific Sunwear of California	4,400	89,760
*Packeteer Inc	10,100	94,738
*Palatin Technologies Inc	24,000	84,960
*Parallel Petroleum Corp	15,700	89,333
*Parametric Technology Corp	19,600	88,984
*Parexel International Corp	4,700	90,287
*Parker Drilling Co	22,200	85,692

Partnerre LTD	1,700	88,927
*Pemstar Inc	17,000	37,400
*Penn National Gaming Inc	2,400	86,400
PerkinElmer Inc	5,200	91,416
*Petroquest Energy Inc	18,600	98,022
*Pharmacyclics Inc	10,700	89,666
Phillips Van Heusen Corp	5,800	110,026
Pilgrims Pride Corp	2,600	72,904
Platinum Unerwriters HLDGS	3,100	86,273
Pope & Talbot Inc	4,200	82,404
*Providian Financial Group	6,500	89,960
*Psychiatric Solutions Inc	3,600	91,836
*Qiao Xing Universal Telephone	10,300	87,447
*QRS Corp	12,800	86,656
*Quiksilver Inc	4,600	99,176
*Rare Hospitality Intl Inc	3,100	87,451
Raytheon Co	2,700	90,585
Readers Digest Assn Inc	6,000	85,680
*Redback Networks Inc	20,000	106,800
Regal Beloit	4,100	86,100
Reinsurance Group America	2,200	87,670
*Rewards Network Inc	13,000	88,400
Richardson Elec LTD	6,800	63,580
RLI Corp	2,900	106,720
*Roxio Inc	20,300	90,335
*Ryan’s Restaurant Group Inc	5,300	76,797
Ryder Systems Inc	2,000	85,800
Safeco Corp	1,900	89,414
*Salton Inc	14,800	78,884
Schulman A Inc	3,800	79,116
*SCS Transportation Inc	3,500	90,125
Select Medical Corp	5,700	73,188
Selective Insurance Group I	2,000	72,020
Semco Energy Inc	12,500	66,625
Sensient Technologies Corp	4,100	84,624
*Sitel Corp	21,700	65,100
*Six Flags Inc	18,000	84,960
*Skechers USA Inc	6,200	85,250
Skywest Inc	6,800	96,084
*Smithfield Foods Inc	3,100	87,854
Sonoco Prods Co	3,400	88,094
*Southern Union Co	5,200	103,532
Sovereign Bancorp Inc Com	5,000	108,850
Stanley Furniture Co Inc	2,000	83,800
State Auto Financial Corp	3,500	108,255
Steel Dynamics	2,700	88,425
Steel Technologies Inc	5,000	115,550
Steelcase Inc	5,700	74,385
*Stein Mart Inc	5,100	92,514
*Steiner Leisure LTD	3,700	88,467
*Steinway Musical	3,200	95,296
*Stellent Inc	12,700	88,392

*Stewart Enterprises Inc-Cl	12,500	87,000
Sunoco Logistics Partners	2,300	86,480
*Sunterra Corp	7,700	86,009
*Superior Energy Services Inc	7,000	78,260
*SupportSoft Inc	10,300	90,743
*Swift Transportation Co Inc	4,200	83,895
*Synnex Corp	6,500	97,825
Sypris Solutions Inc	8,300	103,252
*Tellabs Inc	13,400	119,394
*Teltech Holdings Inc	9,800	85,750
*Terra Industries Inc	14,500	92,800
*Tesoro Petroleum Corp	3,000	87,000
The First Years Inc	4,700	86,597
*Thermogenesis Corp	16,600	68,890
*Tibco Software Inc	15,100	106,757
Titan International Inc	9,300	92,721
Tredegar Industries	5,300	87,344
*Triton PCS Holdings Inc	31,800	95,718
*Tropical Sportswear Intl	22,000	46,200
Trustmark Corp	3,000	86,250
21st Century Insurance Group	7,900	100,725
*Tyler Technologies Inc	9,200	84,640
Tyson Foods Inc	5,100	97,206
*Ubiqitel Inc	22,500	90,000
UICI	3,900	93,288
*Ulticom, Inc	7,100	76,183
United Auto Group Inc	3,900	107,016
United Fire & Casualty Co	1,900	116,945
United Industrial Corp	3,300	80,883
*Universal American Financial	10,100	109,585
*US Oncology Inc	6,000	89,220
*USG Corp	4,900	84,476
Valero Energy Corp	1,100	82,412
Vicor Corp	6,700	89,780
*Viisage Technology Inc	13,500	88,560
*Vion Pharmaceuticals Inc	19,100	69,333
*Wellchoice Inc	2,400	87,840
*Wheaton River Minerals Ltd	34,500	86,940
*Wilsons The Leather Experts	18,500	91,205
*World Airways Inc	28,800	96,480
World Wrestling Entmnt Inc	7,000	88,970
*Yak Communications	9,700	87,989
Zenith National Insurance Corp	1,900	81,453
*Zila Inc	15,800	63,358

TOTAL COMMON STOCK (Cost $25,834,741)		26,097,925

Mutual Funds - 4.22%

First American Prime Obligation	451	451
Northeast Investors Trust	238,176	1,807,755

TOTAL MUTUAL FUNDS (Cost $1,800,451)		1,808,206

Warrants - 12.34%

*Agile Dynamic Fund
linked Warrant	250	5,295,000

TOTAL WARRANTS (Cost $6,250,000)		5,295,000

	Principal Amount

U.S. Government Agency Obligations - 20.48%
*Federal Home Loan Bank	$8,786,000	8,786,000
Discount Note Due 8/2/04, 1.10%

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,786,000)		8,786,000

TOTAL INVESTMENTS (Cost $42,671,192)	97.87%	41,987,131

Other Assets in Excess of
Liabilities	2.13%	914,794
NET ASSETS	100.00%	$42,901,925

^Sector Breakdown of Common Stocks as of 7/31/04 (as a percentage of net assets)
BASIC MATERIALS	5.66%
CAPITAL GOODS	4.43%
CONSUMER CYCLICALS	11.32%
CONSUMER STAPLES	2.24%
FINANCIALS	11.67%
HEALTHCARE	8.24%
SERVICES	4.69%
TECHNOLOGY	9.49%
UTILITIES	3.09%

* Non-income producing security

Securities Sold Short	Shares	Market Value

*Actel Corp	6,200	$93,124
Action Performance Co	7,600	82,080

*Actuant Corp	2,500	91,150
*Advanced Energy Industries	7,300	71,978
*Advanced Fibre Communications	5,200	87,152
*Affiliated Computer Service	2,000	103,800
*Affiliated Managers Group	2,200	101,002
*Affymetrix Inc	3,300	89,133
Air Products & Chemicals Inc	1,800	93,150
*Alexander’s Inc	100	17,065
*Allegheny Energy Inc	5,900	87,556
Allergan Inc	1,400	105,896
Altria Group Inc	1,800	85,680
*Amazon.com Inc	2,300	89,516
Ameren Corp	1,800	80,442
*America West Hldg Corp Cl B	15,600	94,848
*American Healthways Inc	3,400	92,582
American Italian Pasta	3,000	88,230
*American Pharmaceutical	4,000	118,800
Analogic Corp	2,000	83,080
*Angiotech Pharmaceutical	5,200	91,624
Anheuser Busch Co	1,600	83,040
*Applied Films Corp	4,900	91,385
Arch Coal	3,100	104,687
*Arch Wireless Inc	3,200	90,272
*Ariba Inc	10,129	88,020
*Arrhythmia Research Tech	3,800	38,760
*Ascential Software Corp	7,300	89,644
*ATP Oil & Gas Corp	12,600	115,794
*Atwood Oceanics Inc	2,100	81,186
*AutoZone Inc	1,300	100,360
*Avaya Inc	5,500	80,575
Avery Dennison Corp	1,500	90,855
*Avocent Corp	2,600	77,844
Barrick Gold Corp	4,700	89,864
*Biogen Idec Inc	1,900	114,000
*Biovail Corp	5,700	89,205
BlackRock	1,600	99,120
Blockbuster Inc Cl A	6,600	87,582
*Blue Nile	2,700	76,005
Boise Cascade Corp	3,100	99,975
*Borland Software Corp	10,400	86,008
*Boston Scientific Corp	2,600	99,476
Bowater Inc	2,800	104,440
*Brightpoint Inc	8,600	114,380
Cambrex Corp	4,600	101,430
*Carreker Corp	11,700	110,448
Caterpillar Inc	1,200	88,188
CDI Corp	3,000	85,560
Cedar Shopping Centers Inc	7,400	91,538
*Cell Therapeutics Inc	16,400	89,380
Centerpoint PPTYS Trust	2,200	84,436
*Central Freight Lines Inc	5,500	41,800
*Cephalon Inc	1,600	80,832

Charles Schwab Corp	11,800	103,604
Chemed Corp	1,900	88,920
Chicago Bridge & Iron Co A	3,000	87,570
China Yucahi Intl. LTD	5,200	89,440
*Chinadotcom Corp	15,200	93,024
*Choicepoint Inc	2,500	105,000
*Citadel Broadcasting	5,800	81,722
*Cleveland-Cliffs Inc	1,400	91,756
Colgate Palmolive Co	1,600	85,120
*Comcast Corp	2,900	79,460
Computer Associates Intl	3,300	83,292
*Concord Communications Inc	9,300	86,025
*Concur Technologies Inc	10,200	109,650
CONSOL Energy Inc	2,600	93,184
*Cost Plus Inc	2,600	86,996
Crompton Corp	14,000	83,580
*CYTYC Corp	4,000	96,680
Delphi Corp	9,000	85,590
Diamond Offshore Drilling	3,200	78,208
*Digirad Corp	2,500	22,750
*DIRECTV Group Inc	5,400	87,534
Dominion Resources Inc	1,400	88,844
*Doubleclick Inc	15,000	77,550
*Drexler Technology Corp	9,300	93,000
Dreyer’s Grand Ice Cream	1,000	79,460
DTE Energy Co	2,100	84,357
*Dupont Photomasks Inc	5,600	91,504
E.I. du Pont de Nemours & Co	2,500	107,175
Eastgroup Properties	2,700	87,561
Eastman Chemical Co	2,000	89,360
Eaton Vance Corp	2,300	87,262
*Eclipsys Corp	7,500	112,575
*Endo Pharamaceutical Hldgs	4,800	92,160
*Entegris Inc	10,400	92,560
*ESCO Technologies Inc	1,700	89,505
*EVCI Career Colleges Inc	7,100	70,645
*Exar Corp	5,800	78,126
Expeditors Intl of Wash Inc	1,900	88,179
*Express Scripts Inc	1,200	78,720
*Exult Inc	16,800	88,032
*Fargo Electronics	9,700	86,708
Federated Dept Stores Inc	2,300	110,216
Fifth Third Bancorp	1,700	83,912
First Data Corp	2,100	93,681
First Industrial Realty	2,800	102,592
First Potomac Realty Trust	4,500	89,100
FirstEnergy Corp	2,300	89,930
*Fleetwood Enterprises Inc	6,700	90,048
Forest City Enterprises	1,500	78,600
Franklin Resources Inc	1,800	86,850
Freds Inc	4,900	88,445
Freeport-McMoran C & G Inc	2,700	94,095

Gabelli Asset Management Inc	2,200	85,184
Gables Residential Trust	2,600	85,930
Gatx Corp	3,400	86,632
General Mills Inc	2,300	103,270
General Motors Corp	2,000	86,280
*Genesis Microchip Inc	7,300	83,877
*Genitope Corp	9,600	85,824
Gentex Corp	2,500	89,500
Getty Realty Corp	3,400	79,424
*Glamis Gold Ltd	5,500	86,350
*Global Power Equipment Group	11,900	83,419
GlobalSanteFe Corp	3,200	87,680
*Golar LNG Ltd	6,300	94,689
Golden West Financial Corp	1,000	106,910
*Graftech International Ltd	9,100	100,373
Grey Global Group Inc	100	89,000
GTECH Holdings Corp	2,000	84,740
Guidant Corp	2,000	110,640
H&R Block Inc	1,800	88,434
Handleman Co	4,100	88,027
*Harmonic Inc	12,300	80,073
Helmerich & Payne Inc	3,400	86,088
Heritage Property Investments	3,200	87,872
*HI/FN Inc	10,100	92,415
*Hi-Tech Pharmacal Co Inc	6,000	87,660
*Hovnanian Enterprises Cl A	3,500	108,605
Hudson United Bancorp	2,600	89,050
*Icos Corp	4,100	98,646
*I-Flow Corp	10,300	131,634
*Imagistics International Inc	2,700	87,750
Impac Mortgage Holdings Inc	3,900	89,505
*Impax Labratories	6,100	86,315
Imperial Oil Ltd	1,800	89,082
*Inco Ltd	2,700	90,099
Inter Parfums Inc	4,900	81,487
*Intercept Group Inc	5,400	88,398
*Intergraph Corp	2,900	76,531
International Paper Co	2,000	86,460
*Intuit Inc	2,100	78,624
*IPASS Inc	18,500	98,050
*Itron Inc	5,100	97,359
*Jetblue Airways	4,392	104,574
Joy Global Inc	3,000	89,070
Kelly Services Inc. CL A	3,300	89,529
*Kindred Healthcare Inc	4,200	101,850
*KLA-Tencor Corp	2,400	98,904
Knight-Ridder Inc	1,400	92,106
*Kronos Inc	3,000	131,760
*KVH Industries Inc	11,300	91,417
*Kyphon Inc	3,600	97,308
*Labranche & Co Inc	12,800	104,832
Legg Mason Inc	1,200	94,248

Lehman Brothers Holdings Inc	1,300	91,130
Leucadia National	1,500	77,235
Lincoln National Corp	2,400	104,880
Loews Corp	3,800	90,288
Macerich Co	1,800	86,220
Maguire Properties Inc	3,700	91,575
*Mantech Intlernationa Corp	6,200	88,660
Manufactured Home Cmntys Inc	2,800	88,732
*Markel Corp	300	84,750
*Martek Biosciences Corp	2,200	104,104
*Maxtor Corp	18,500	86,580
McGraw Hill Cos Inc	1,200	90,072
*McMoran Exploration Co	5,200	78,988
Media General Inc - Cl A	1,700	101,592
*Medimmune Inc	3,600	82,944
*Medis Technologies Ltd	500	6,035
*Mentor Graphics Corp	7,600	89,680
Mercantile Bankshares Corp	1,900	86,279
Merrill Lynch & Co	2,000	99,440
*Metrocall Holdings Inc	1,400	93,870
*Millenniumn Chemicals Inc	4,300	75,895
Miller Herman Inc	3,400	91,120
Mills Corp	1,900	86,640
*MKS Instruments Inc	6,600	97,152
*Mohawk Industries Inc	1,200	88,248
*Multimedia Games Inc	3,400	64,362
*Myogen Inc	6,800	50,592
NACCO Inds Inc	1,200	109,668
*Navistar Intl Corp	2,200	79,090
*Netflix.com	1,681	34,461
*Netiq Corp	10,000	95,300
*Neurocrine Biosciences Inc	2,200	102,454
Newell Rubbermaid Inc	4,100	88,560
Newmont Mining Corp Holding	2,000	80,940
Nexen Inc	2,300	88,504
*Nextel Communications Inc	3,800	86,488
*NII Holdings Inc-Cl B	2,500	95,050
*Noble Corp	2,000	77,440
*NPS Pharmaceuticals Inc	4,900	91,385
Nuveen Investments	3,400	86,360
*Nuvelo Inc	12,900	103,716
*NVE Corp	3,000	99,450
*Nvidia Corp	6,700	103,180
*Odyssey Healthcare Inc	6,000	103,080
Omnicom Group Inc	1,100	79,222
*Open Text Corp	3,500	88,795
*Orbitz Inc	4,900	84,819
*Osi Pharmaceuticals Inc	1,700	102,170
Oxford Health Plans Inc	1,600	90,528
Patina Oil & Gas Corp	2,900	85,521
Peabody Energy Corp	1,500	84,270
Peoples Bank - Bridgeport	2,800	88,228

Pep Boys Manny Moe & Jack	4,200	86,940
PepsiCo Inc	1,700	85,000
Petrokazakh-CL A	2,900	91,785
Pinnacle West Capital Corp	1,900	76,950
*Pixar Inc	1,400	95,536
Polo Ralph Lauren Corp	3,200	105,472
Post Properties Inc	3,000	83,970
*Power Integrations Inc	4,492	90,649
*Powerwave Technologies	18,700	103,598
Price Legacy Corp	3,700	67,747
Provident Bancorp Inc	5,900	65,195
Prudential Financial Inc	2,000	93,120
Public Storage	1,900	89,547
*Quality Distribution Inc	9,800	116,620
Redwood Trust Inc	1,500	85,155
*Safeway Inc	3,800	80,294
Schering-Plough Corp	4,388	85,390
Schlumberger Ltd	1,200	77,184
SCP Pool Corp	2,100	86,583
*Seacor Holdings Inc	2,200	93,060
*Seagate Technology	7,700	88,319
Sears Roebuck & Co	2,200	80,696
Shurgard Storage Centers Inc	2,300	85,100
*Silicon Storage Technology	14,500	96,280
*Silicon Valley Bancshares	2,192	80,249
SLM Corp	2,600	98,592
Smith (A.O.) Corp	3,600	103,392
*Sohu.com Inc	5,400	111,888
*Spanish Broadcasting Sys Inc	11,600	99,644
*Sports Authority (The) Inc	3,600	91,800
Station Casinos Inc	2,400	103,680
*Stillwater Mining Co	5,700	82,935
*Stratasys Inc	3,700	97,088
Strayer Education Inc	800	77,936
Student Loan Corp	728	102,102
Superior Industries Intl	3,300	107,877
T Rowe Price Group Inc	1,800	83,196
*Take-Two Interactive Software	2,800	87,696
Taubman Centers Inc	3,900	90,090
Telephone & Data Sys Inc Co	1,100	83,490
*Telesystem Intl Wireless Inc	8,800	93,720
The Washington Post Co	100	86,790
Thor Industries Inc	2,900	90,799
Tiffany & Co	2,400	85,800
*Timberland Co	1,500	87,060
*TLC Vision Corp	9,000	90,000
*Toys R Us Inc	5,400	88,884
*Transocean Inc	2,800	79,520
Triarc Companies Inc	8,700	84,912
*Trident Microsystems Inc	8,688	106,080
*Trimeris Inc	7,000	80,290
Trinity Industires Inc	2,900	87,203

UBS AG	1,300	86,801
UGI Corp	3,400	110,126
UIL Holdings Corp	1,900	87,362
Unilever N.V. ADR	1,400	85,862
Union Pacific Corp	1,400	78,876
United Parcel Service Inc	1,500	107,940
*United Stationers Inc	2,300	90,666
*United Therapeutics	3,600	89,136
*Unova Inc	4,800	81,168
*Utstarcom Inc	4,200	76,692
*Varian Semiconductor	2,900	86,623
Ventas Inc	3,800	96,976
*Vital Images Inc	6,200	71,300
*WebMD Corp	10,877	88,539
Wellman Inc	13,600	95,744
*West Marine Inc	4,300	88,838
*Westwood One Inc	3,800	90,440
White Mountains Insurance Group	221	111,716
*Weight Watchers Intl Inc	2,300	89,102
*William Lyon Homes Inc	1,300	99,411
*Wireless Facilities Inc	12,100	90,508
*WMS Industries Inc	2,850	77,634
Woodward Governor Co	1,400	85,918
*Wynn Resorts	3,000	107,340
Xilinx Inc	3,500	103,005
*XM Satellite Radio Hldgs Inc	4,200	110,838
York International Corp	2,900	103,182
*Zix Corp	16,300	95,518

TOTAL SECURITIES SOLD SHORT (Proceeds $26,219,964)		$25,983,223

*Non-income producing security.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s  Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGILE FUNDS, INC.

By:	/s/ Marc Nicolay
Marc Nicolay
President

Date:	September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc Nicolay
Marc Nicolay
President

Date:	September 29, 2004

By:	/s/ Michael Brady
Michael Brady
Treasurer

Date:	September 29, 2004